UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
November 18, 2008 to December 17, 2008

Commission File Number of issuing entity: 333-141638-05

LB-UBS Commercial Mortgage Trust 2008-C1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-141638

STRUCTURED ASSET SECURITIES CORPORATION II
(Exact name of depositor as specified in its charter)

Lehman Brothers Holdings Inc., UBS Real Estate Securities Inc., and KeyBank National Association
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

32-0253273
32-0253276
32-0253275
(I.R.S. Employer Identification No.)

c/o Bank of America, N.A. as successor by merger to LaSalle Bank N.A. 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
(If Section 12(b))
Classes A-1, A-AB, A-2, A-M, and A-J.	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Attached as Exhibit 99.1 is the monthly distribution report for the period referenced above, delivered by the trustee to the holders of LB-UBS Commercial Mortgage Trust 2008-C1, Commercial Mortgage Pass-Through Certificates, Series 2008-C1, pursuant to the pooling and servicing agreement dated April 11, 2008 (the “Pooling and Servicing Agreement”), among Structured Asset Securities Corporation II, as depositor, Wachovia Bank, National Association, as master servicer, CWCapital Asset Management LLC, as special servicer and LaSalle Bank National Association, as trustee.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Contained within Item 1, if any.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
2008-C1 Properties

With respect to the Chevy Chase Center Mortgage Loan, based on financial information provided by the Chevy Chase Center Mortgage Loan Mortgagor, the net operating income for the six month interim ending September 30, 2008 for the Chevy Chase Center Mortgaged Property was $10,480,659.

With respect to the Westfield Southlake Loan, based on financial information provided by the Westfield Southlake Mortgage Loan Mortgagor, the net operating income for the six month interim ending September 30, 2008 for the Westfield Southlake Mortgaged Property was $12,192,292.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.
None.

Item 9. Exhibits.
(a)
99.1 Monthly distribution report pursuant to Section 4.02 of the Pooling and Servicing Agreement for the period referenced above.  The date and time stamp on the attached monthly distribution report is 15-Dec-2008 - 11:47.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Structured Asset Securities Corporation II

Date:	December 30, 2008	/s/ Jeffrey Fitts
By: Jeffrey Fitts
Title: Vice President

Structured Asset Securities Corporation II

Date:	___________________, 2008
By: Gerald D. Pietroforte
Title: Vice President